Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Warrants

Note 7. Warrants

There was no warrant activity for the three months ended March 31, 2021. As of March 31, 2021, the Company had warrants to purchase an aggregate of 353,250 shares outstanding with a weighted average exercise price of $2.40, a weighted average remaining term of 0.61 years and an intrinsic value of $0.

Note 11. Warrants During the twelve months ended December 31, 2020 and 2019, the Company did not have any warrant activity.